Financial Instruments, Financial Risks and Capital Risks Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Financial Instruments at the End of the Reporting Period

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Financial assets
Cash and bank balances	4,637,279	36,214,258	8,100,899
Trade and other receivables (excluding prepayments)	28,482,963	86,627,637	19,378,051
Loan receivables	36,576,636	75,307,561	16,845,821
Finance assets, at fair value through other comprehensive income	38,368,829	127,618,662	28,547,482
Finance assets, at fair value through profit or loss	72,793	-	-

Financial liabilities
Trade and other payables	19,383,929	19,737,412	4,415,133
Bank and other borrowings	922,599	815,359	182,391
Amount due to related parties	1,300,359	2,177,580	487,111
Warrant liabilities	1,964,335	148,887	33,305

Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional currency is as follows:

	Assets		Liabilities
	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
	RM	RM	RM	RM

Singapore Dollar	15,101	-	-	-
United States Dollar	7,123,179	46,423,441	1,416,836	869,929
The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% (2023: 5%) change in foreign currency rates.
	December 31, 2023	December 31, 2024
	RM	RM

Singapore Dollar	755	-
United States Dollar	285,317	2,277,676

Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Schedule of Non-derivative Financial Liabilities	The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.
	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

2024
Non-interest bearing	-	21,914,992	-	21,914,992
Fixed interest rate	3.5-5%	717,300	167,879	885,179
Variable interest rate	BLR+2.6%	98,059	117,300	215,359
Total		22,730,351	285,179	23,015,530

2023
Non-interest bearing	-	20,684,288	-	20,684,288
Fixed interest rate	3.5-5%	680,916	878,224	1,559,140
Variable interest rate	BLR+2.6%	43,668	81,282	124,950
Total		21,408,872	959,506	22,368,378

2022
Non-interest bearing	-	13,994,964	-	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		15,126,506	744,331	15,870,837

Schedule of Debt-to-Equity Ratio

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables

	December 31, 2023	December 31, 2024
	RM	RM	US$
Total debts	22,862,227	23,266,731	5,204,619
Total equity	92,969,863	385,893,045	86,321,816

Debt-to-equity %	24.59%	6.02%	6.02%

Schedule of Single Customers

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	December 31, 2022		December 31, 2023		December 31, 2024
	RM		RM		RM	US$
Amount of the Company’s revenue:
Customer A	19,139,493		22,178,443		NA	NA
Customer B	9,462,273		NA	*	NA	NA
Customer C	NA	*	30,728,922		NA	NA
Customer D	NA	*	7,572,345		NA	NA

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total trade receivable:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Amount of the Company’s trade receivable:
Customer A	2,326,144	NA	NA

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.